CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Revenues
Net earned premiums	$ 2,688.7		$ 2,410.5	$ 2,527.5
Net investment income (1)	188.1	[1]	147.5	154.6
Realized and unrealized investment gains	5.0	[2]	56.2	98.5
Other income	8.2		14.7	49.8
Total revenues	2,890.0		2,628.9	2,830.4
Expenses
Losses and loss adjustment expenses	1,680.0		1,693.3	1,840.8
Acquisition costs	431.8		414.1	465.7
General, administrative and corporate expenses (2)	494.2	[3]	418.0	410.9
Interest expense	43.7		14.3	33.9
Change in fair value of derivatives	80.5		35.9	65.1
Realized and unrealized investment losses (3)	182.6	[4]	47.4	27.4
Net realized and unrealized foreign exchange (gains)/losses	15.9		40.0	(13.8)
Other expenses	20.1		10.8	10.8
Total expenses	2,917.0		2,593.8	2,868.4
Income (loss) from operations before income taxes	(27.0)		35.1	(38.0)
Income tax benefit/(expense)	78.1		(5.3)	(18.4)
Net income/(loss)	51.1		29.8	(56.4)
Net income/(loss) attributable to Aspen Insurance Holdings Limited’s ordinary shareholders	51.1		29.8	(56.4)
Available for sale investments:
Reclassification adjustment for net realized gains/(losses) on investments included in net income/(loss)	55.5		(20.4)	(67.1)
Change in net unrealized (losses)/gains on available for sale securities held	(447.2)		(137.2)	175.6
Net change from current period hedged transactions	15.4		(6.2)	0.3
Change in foreign currency translation adjustment	(30.9)		21.4	(11.9)
Other comprehensive (loss)/income, before income taxes	(407.2)		(142.4)	96.9
Income tax benefit/(expense) thereon:
Change in net unrealized gains on available for sale securities held	23.9		(0.3)	(0.5)
Total income tax benefit/(expense) allocated to other comprehensive (loss)	23.9		(0.3)	(0.5)
Other comprehensive (loss)/income, net of tax	(383.3)		(142.7)	96.4
Total comprehensive (loss)/income attributable to Aspen Insurance Holdings Limited's ordinary shareholders	(332.2)		(112.9)	40.0
Net realized and unrealized foreign exchange gains	15.9		40.0	(13.8)
Change in foreign currency translation adjustment	(30.9)		21.4	(11.9)
Real estate fund | Investment Income
Related party fees	(1.6)
Asset Management Arrangement
Related party fees			(5.8)	(5.3)
Asset Management Arrangement | Investment Income
Related party fees	(4.9)
Management Consulting Agreement
Related party fees			$ (5.0)	$ (5.0)
Management Consulting Agreement | General, administrative and corporate expenses
Related party fees	(5.0)
Related party investment income | Investment Income
Related party fees	(3.1)
Apollo, Class A & B Notes | Gain (Loss) on Investments
Related party fees	$ (0.4)

[1]	Net investment income includes related party investment income of $3.1 million and related party investment management fees of $4.9 million (2021 — $5.8 million, 2020 — $5.3 million).
[2]
[3]	General, administrative and corporate expenses includes related party management consulting fees of $5.0 million (2021 — $5.0 million; 2020 — $5.0 million).
[4]	Realized and unrealized investments losses includes $0.4 million loss on related party investments